Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Temporary Equity, Shares Authorized	115,527,580		115,527,580	115,527,580
Temporary Equity, Shares Outstanding	114,795,034		114,795,034	114,795,034
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common stock, par value			$ 0.0001	$ 0.0001
Common stock, shares authorized			194,046,918	194,046,918
Common stock, shares issued			9,368,167	8,467,782
Common stock, shares outstanding			9,368,167	8,467,782
Common Class A
Common stock, par value	$ 0.0001		$ 0.0001
Common stock, shares authorized	600,000,000		0
Common stock, shares issued	38,513,779		0
Common stock, shares outstanding	38,513,779		0
Common Class B
Common stock, par value	$ 0.0001		$ 0.0001
Common stock, shares authorized	200,000,000		194,046,918
Common stock, shares issued	124,355,978		9,368,167
Common stock, shares outstanding	124,355,978		9,368,167
Convertible Preferred Stock
Temporary Equity, Par or Stated Value Per Share	$ 0.0001		$ 0.0001	$ 0.0001
Temporary Equity, Shares Authorized	100,000,000		115,527,580	115,527,580
Temporary Equity, Shares Issued			114,795,034	114,795,034
Temporary Equity, Shares Outstanding			114,795,034	114,795,034
Preferred stock, shares issued	0		114,795,034
Preferred stock, shares outstanding	0		114,795,034
Virgin Group Acquisition Corp. II [Member]
Temporary equity redemption price per share		$ 10	$ 10
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Virgin Group Acquisition Corp. II [Member] | Common Class A
Shares subject to possible redemption		40,250,000	40,250,000
Temporary Equity, Par or Stated Value Per Share		$ 0.001	$ 0.001
Temporary Equity, Shares Authorized		200,000,000	200,000,000
Temporary equity redemption price per share		$ 10	$ 10
Virgin Group Acquisition Corp. II [Member] | Common Class B
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares authorized		20,000,000	20,000,000
Common stock, shares issued		10,062,500	10,062,500
Common stock, shares outstanding		10,062,500	10,062,500